Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Entity Registrant Name	GUANGSHEN RAILWAY CO LTD
Entity Central Index Key	0001012139
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	GSH
H shares [member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,431,300,000
A shares [member]
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	5,652,237,000